Investments and Commitments (Details Narrative) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Nov. 30, 2006 Initial Agreement	Nov. 30, 2006 Additional Agreement	Nov. 30, 2006 Further Agreement
Name of Company	Ko Ho
Date	2006-11-30
Joint Venture Ageement
Interest	50.00%
Common stock issued forAcquistions (in shares)	500,000	250,000	1,000,000	500,000
Cost of acquisition		$ 50,000
Financing commitments		$ 60,000	$ 250,000
Number of months		10